FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Techniques of evaluation and information used (Details)	12 Months Ended
Dec. 31, 2018 MW
Techniques of evaluation and information used
Average time period	60 days
Minimum
Techniques of evaluation and information used
Installed capacity	60
Maximum
Techniques of evaluation and information used
Installed capacity	65